Property, Plant and Equipment, Net - Property, Plant and Equipment and Investment Property Pledged as Collateral (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment and investment property pledged as collateral	₩ 6,043,269	₩ 6,698,026
Land [member] | Korean Development Bank and others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment and investment property pledged as collateral	822,057	925,670
Buildings and structures [member] | Korean Development Bank and others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment and investment property pledged as collateral	1,678,403	1,734,543
Machinery and equipment [member] | Korean Development Bank and others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment and investment property pledged as collateral	3,527,420	₩ 4,037,813
Construction-in-progress [member] | Korean Development Bank and others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment and investment property pledged as collateral	₩ 15,389